Expense Example	Jul. 08, 2025 USD ($)
Tradr 2X Long ASTS Daily ETF | Tradr 2X Long ASTS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long CEG Daily ETF | Tradr 2X Long CEG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long CRWV Daily ETF | Tradr 2X Long CRWV Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long DDOG Daily ETF | Tradr 2X Long DDOG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long GEV Daily ETF | Tradr 2X Long GEV Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long ISRG Daily ETF | Tradr 2X Long ISRG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long LRCX Daily ETF | Tradr 2X Long LRCX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long NET Daily ETF | Tradr 2X Long NET Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long SMR Daily ETF | Tradr 2X Long SMR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long CEP Daily ETF | Tradr 2X Long CEP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	$ 412